Condensed Balance Sheets (Unaudited) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 249,253	$ 495,036	$ 295,381
Prepaid expenses	1,000	1,000	1,743
Total Current Assets	250,253	496,036	297,124
Property and Equipment, net	79,837	43,191	14,093
Total Assets	330,090	539,227	311,217
LIABILITIES AND STOCKHOLDERS DEFICIT
Accounts payable and accrued expenses	533,563	522,586	427,157
Current portion of loan payable	0	0	3,981
Royalty agreement payable - related party	64,720	64,720	64,720
Accounts payable and accrued expenses - related party	1,301,026	1,177,603	1,016,761
Total Current Liabilities	1,899,309	1,764,909	1,512,619
Commitments and Contingencies
Stockholders Deficit
Preferred stock Series A, no par value; 2, 2 and 2 shares issued and outstanding, respectively	5,217,800	5,217,800	5,217,800
Common stock Class A, no par value; unlimited shares authorized, 676,903,348, 673,974,429 and 635,241,994 shares issued and outstanding, respectively	9,984,268	9,812,845	7,810,920
Common stock Class B, no par value; unlimited shares authorized, no shares issued and outstanding	0	0	0
Common Stock Issuable, 1,122,311, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	1,801,233	1,900,018	2,053,236
Accumulated Deficit	(18,594,520)	(18,178,345)	(16,305,358)
Total Stockholders Deficit	(1,569,219)	(1,225,682)	(1,201,402)
Total Liabilities and Stockholders Deficit	$ 330,090	$ 539,227	$ 311,217